Shareholders Equity - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series A Junior Participating Preferred Stock	Dec. 31, 2011 2005 Authorization Common Stock	Jun. 30, 2010 2010 Authorization Common Stock	Dec. 31, 2011 2010 Authorization Common Stock
Class of Stock [Line Items]
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Stock repurchased, shares				3.9			2.1	1.8
Stock repurchased, value				$ 92
Shares remain available for purchase									3.2
Preferred stock, authorized			30
Preferred Stock, par value			$ 0.01
Preferred stock reserved for issuance upon exercise of rights						6
Dividends declared	$ 0.25	$ 0.25	$ 1.00	$ 0.94	$ 0.92
Dividends paid	$ 43	$ 42	$ 170	$ 160	$ 157